Shareholder Fees	Sep. 30, 2020
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[1]
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	0.60%	[2]
Retail | Strategic Municipal Income Fund | Thornburg Strategic Municipal Income Fund Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[3]
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class D
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Intermediate New Mexico Fund | Thornburg New Mexico Intermediate Municipal Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Intermediate New York Fund | Thornburg New York Intermediate Municipal Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[4]
Retail | Intermediate New York Fund | Thornburg New York Intermediate Municipal Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[5]
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[6]
Retail | Strategic Income Fund | Thornburg Strategic Income Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | International Value Fund | Thornburg International Value Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[7]
Retail | International Value Fund | Thornburg International Value Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[8]
Retail | International Value Fund | Thornburg International Value Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | International Growth Fund | Thornburg International Growth Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[9]
Retail | International Growth Fund | Thornburg International Growth Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[10]
Retail | International Growth Fund | Thornburg International Growth Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[11]
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[12]
Retail | Income Builder Fund | Thornburg Investment Income Builder Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[13]
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[14]
Retail | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Developing World Fund | Thornburg Developing World Fund Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[15]
Retail | Developing World Fund | Thornburg Developing World Fund Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[16]
Retail | Developing World Fund | Thornburg Developing World Fund Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Better World International Fund | Thornburg Better World International Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[17]
Retail | Better World International Fund | Thornburg Better World International Fund - Class C
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	1.00%	[18]
Retail | Better World International Fund | Thornburg Better World International Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Long/Short Equity Fund | Thornburg Long/Short Equity Fund- Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class A
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	[19]
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	[19],[20]
Retail | Thornburg Summit Fund | Thornburg Summit Fund - Class I
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Strategic Income Fund | Thornburg Strategic Income Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Value Fund | Thornburg International Value Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Value Fund | Thornburg International Value Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Value Fund | Thornburg International Value Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Value Fund | Thornburg International Value Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | International Growth Fund | Thornburg International Growth Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Income Builder Fund | Thornburg Investment Income Builder Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Global Opportunities Fund | Thornburg Global Opportunities Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Developing World Fund | Thornburg Developing World Fund Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Developing World Fund | Thornburg Developing World Fund Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term U.S. Government Fund | Thornburg Limited Term U.S. Government Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R3
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R4
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R5
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none
Retirement | Limited Term Income Fund | Thornburg Limited Term Income Fund - Class R6
Document Information [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none

[1]	A 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[2]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[3]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[4]	Up to a 0.50% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[5]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[6]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[7]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[8]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[9]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[10]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[11]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[12]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[13]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[14]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[15]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[16]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[17]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.
[18]	Imposed only on redemptions of Class C shares within 12 months of purchase.
[19]	Class A shares are not currently available for purchase.
[20]	Up to a 1.00% contingent deferred sales charge (CDSC) is imposed on redemptions of any part or all of a purchase of $1 million or more within 12 months of purchase.